Subsequent Events (Details)					6 Months Ended
	Aug. 31, 2026 USD ($) Options	Aug. 07, 2026 USD ($) item installment	Jul. 07, 2026 USD ($) $ / shares	Sep. 07, 2021 $ / shares	Jun. 30, 2026 USD ($) Options	Dec. 31, 2025 USD ($)	Jun. 28, 2024 USD ($)
Subsequent Events
Long-term debt, outstanding					$ 905,915,000	$ 959,633,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:SecuredOvernightFinancingRateSofrMember
Outstanding amount					$ 902,500,000
Hedda loan facility
Subsequent Events
Face amount of debt					99,000,000		$ 99,000,000
Balloon payment to be paid					$ 61,900,000
Spread on variable rate					1.60%
Outstanding amount					$ 89,400,000
$345 million loan facility
Subsequent Events
Face amount of debt					345,000,000	345,000,000
Long-term debt, outstanding					$ 225,798,000	$ 238,343,000
Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares				$ 0.52
Ingrid Knutsen
Subsequent Events
Number of options to extend one year periods | Options					3
Option to extend term					one-year
Subsequent Events | Hedda loan facility
Subsequent Events
Face amount of debt	$ 99,000,000
Balloon payment to be paid	$ 61,900,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Spread on variable rate	1.60%
Subsequent Events | Senior secured credit facility
Subsequent Events
Face amount of debt		$ 225,000,000
Number of consecutive quarterly installments | installment		20
Balloon payment to be paid		$ 111,100,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Spread on variable rate		1.65%
Debt instrument, vessels pledged as collateral | item		5
Subsequent Events | $345 million loan facility
Subsequent Events
Long-term debt, outstanding		$ 225,800,000
Subsequent Events | Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares			$ 0.075
Subsequent Events | Series A Preferred unit
Subsequent Events
Cash distribution			$ 1,700,000
Subsequent Events | Hedda Knutsen
Subsequent Events
Option to extend term (in years)	5 years
Subsequent Events | Hedda Knutsen | KNOT Shuttle Tankers AS | Knutsen Canadian Chartering AS
Subsequent Events
Purchase price for acquisition	$ 113,000,000
Capitalized fees	800,000
Initial costs	24,400,000
Subsequent Events | Hedda Knutsen | KNOT Shuttle Tankers AS | Knutsen Canadian Chartering AS | Hedda loan facility
Subsequent Events
Outstanding indebtedness	$ 89,400,000
Subsequent Events | Ingrid Knutsen
Subsequent Events
Fixed term of contract	3 years
Number of options to extend one year periods | Options	3
Option to extend term	one year